Analysis of changes in net debt	6 Months Ended
Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Analysis of changes in net debt
Net debt

Net debt comprises our cash and cash equivalents, borrowings and any derivatives thereon (financing derivatives). It also includes current financial investments. Net debt excludes commodity contract derivatives and the derivatives associated with our interest in Quadgas (see note 6).

	30 September 2018	31 March 2018
	£m	£m

Cash, cash equivalents and current financial investments	1,788	3,023
Borrowings and bank overdrafts	(27,644)	(26,625)
Financing derivatives[1]	225	600

Net debt (net of related derivative financial instruments)	(25,631)	(23,002)

1.
Includes £76m (2017: £67m) in relation to capital expenditure. The cash flows for these derivatives are included within investing activities and not financing activities in the consolidated cash flow statement.

The following table splits out the total derivative balances on the face of the consolidated statement of financial position by category:

	30 September 2018			31 March 2018
	Assets	Liabilities	Total	Assets	Liabilities	Total
	£m	£m	£m	£m	£m	£m
Financing derivatives	1,247	(1,022)	225	1,545	(945)	600
Commodity contract derivatives	101	(113)	(12)	69	(116)	(47)
Further Acquisition Agreement derivative	—	—	—	110	—	110

Total derivative financial instruments	1,348	(1,135)	213	1,724	(1,061)	663
Analysis of changes in net debt

	Cash and cash equivalents	Financial investments	Borrowings	Financing derivatives	Total
	£m	£m	£m	£m	£m

At 31 March 2018	329	2,694	(26,625)	600	(23,002)
Impact of transition to IFRS 9	—	—	(32)	—	(32)

At 1 April 2018 (as restated)	329	2,694	(26,657)	600	(23,034)
Cash flows[1]	(202)	(1,171)	424	260	(689)
Fair value gains and losses and exchange movements	3	95	(851)	(620)	(1,373)
Interest income/(charge)[2]	—	16	(540)	(15)	(539)
Other non-cash movements	—	24	(20)	—	4

30 September 2018	130	1,658	(27,644)	225	(25,631)

	Cash and cash equivalents	Financial investments	Borrowings	Financing derivatives	Total
	£m	£m	£m	£m	£m

At 31 March 2017	1,139	8,741	(28,638)	(516)	(19,274)
Cash flows	(1,099)	(6,148)	2,592	144	(4,511)
Fair value gains and losses and exchange movements	(1)	(40)	522	789	1,270
Interest income/(charge)[2]	—	20	(546)	5	(521)
Other non-cash movements	—	—	(39)	—	(39)

30 September 2017	39	2,573	(26,109)	422	(23,075)

1.
Cash flows excludes £17m (2017: £nil) interest received in relation to a litigation settlement, which is included within interest received within investing activities in the consolidated cash flow statement.

2.
Exceptional income of £nil (2017: £3m) is included in net interest charge on the components of net debt and an exceptional cash inflow of £nil (2017: £3m) is included in net interest paid on the components of net debt.